SHARE CAPITAL - Disclosure of number and weighted average exercise prices of warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	0	699,460
Expired Un-exercised	0	(699,460)
Outstanding at the end of year | Share	0	0
Weighted average grant date, beginning of year	$ 0	$ 2.13
Granted	0	2.13
Weighted average grant date, end of year	$ 0	$ 0